Repurchase of shares (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
January 2020 Share Repurchase Program
Repurchase of shares
Maximum value of ordinary shares or ADSs of the Company to repurchase	$ 10,000
Effective period	Period from December 30, 2019 to December 29, 2020
Total number of ADSs purchased as part of the publicly announced plan			76,808
Average price paid per ADS			$ 70.892
December 2020 Share Repurchase Program
Repurchase of shares
Maximum value of ordinary shares or ADSs of the Company to repurchase	$ 25,000
Effective period	Period from December 30, 2020 to December 31, 2021
Total number of ADSs purchased as part of the publicly announced plan		120,992	2,760
Average price paid per ADS		$ 88.324	$ 83.686
December 2021 Share Repurchase Program
Repurchase of shares
Maximum value of ordinary shares or ADSs of the Company to repurchase	$ 20,000
Effective period	Year ended December 31, 2022
Total number of ADSs purchased as part of the publicly announced plan	731,881
Average price paid per ADS	$ 10.349
December 2022 Share Repurchase Program
Repurchase of shares
Maximum value of ordinary shares or ADSs of the Company to repurchase	$ 5,000
Effective period	Year ending December 31, 2023